UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO

RULE 23c-2 UNDER THE INVESTMENT COMPANY ACT OF 1940

Investment Company Act file number: 811-21601

PIMCO INCOME STRATEGY FUND II

(Exact Name of the Registrant as Specified in Charter)

1633 Broadway

New York, New York 10019

(Address of Principal Executive Office - Zip Code)

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (“Commission”) that it may redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1) Title of Class of Securities of PIMCO Income Strategy Fund II (“Fund”) to be Redeemed:

Series M Auction-Rate Preferred Shares (CUSIP – 72201J500);

Series T Auction-Rate Preferred Shares (CUSIP – 72201J203);

Series W Auction-Rate Preferred Shares (CUSIP – 72201J302);

Series TH Auction-Rate Preferred Shares (CUSIP – 72201J401); and

Series F Auction-Rate Preferred Shares (CUSIP – 72201J609),

each with a liquidation preference of $25,000 per share (collectively, the “Preferred Shares”).

(2) Date(s) on Which the Securities may be Redeemed:

The Fund may redeem each series of the Preferred Shares on one or more occasions during the period beginning 30 days after the filing of this notification with the Commission until December 31, 2024. The redemption of each series of the Preferred Shares may be effected on an earlier date and/or a redemption may be effected on a subsequent date, due to changes to market conditions or otherwise as determined by the Fund. The Fund reserves the right to postpone or cancel the redemption in its sole discretion.

(3) Applicable Provisions of the Governing Instrument Pursuant to Which the Securities may be Redeemed:

The Preferred Shares are to be redeemed pursuant to Section 11.4(a)(i) of the Fund’s Amended and Restated Bylaws.

(4) Number of Shares and the Basis Upon Which the Securities that may be Redeemed are to be Selected:

The Fund intends to redeem all outstanding Preferred Shares of each series, of which there are the following outstanding shares:

Series M Auction-Rate Preferred Shares: 7 shares;

Series T Auction-Rate Preferred Shares: 1 shares;

Series W Auction-Rate Preferred Shares: 5 shares;

Series TH Auction-Rate Preferred Shares: 95 shares; and

Series F Auction-Rate Preferred Shares: 22 shares.

Please note that this notice serves only to disclose a proposed redemption of each series of the Preferred Shares. The redemption of each series of Preferred Shares remains at the sole discretion of the Fund.

Notice: The Fund’s Amended and Restated Agreement and Declaration of Trust is on file with the Secretary of State of The Commonwealth of Massachusetts. This instrument is executed on behalf of the Fund by an officer of the Fund as an officer of the Fund and not individually, and the obligations imposed upon the Fund by this instrument, if any, are not binding upon any of the Fund’s officers, Trustees or shareholders individually but are binding only upon the assets and property of the Fund.

SIGNATURE

Pursuant to Rule 23c-2 under the Act, the Fund has caused this Notification of Redemption of Securities to be duly executed on its behalf by the undersigned in the City of New York and the State of New York on this 15th day of August, 2024.

PIMCO INCOME STRATEGY FUND II

By:	/s/ Joshua D. Ratner
Name:	Joshua D. Ratner
Title:	President